Expense Example - Palm Valley Capital Fund	Apr. 30, 2026 USD ($)
Palm Valley Capital Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,801
Palm Valley Capital Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	$ 1,522